6. COMMON STOCK AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock And Warrants
6. COMMON STOCK AND WARRANTS

For the nine months ended September 30, 2012, certain warrant holders exercised warrants in respect of 252,101 shares of common stock on a cashless exercise basis, resulting in 172,269 net shares of common stock issued by the Company. For the nine months ended September 30, 2012, certain warrant holders exercised warrants in respect of 50,000 shares of common stock for $26,500 in cash.

July Offering – On July 3, 2012, the Company raised $10,903,000, net of $1,137,000 of underwriting and issuance costs, through a public offering of units consisting of an aggregate of 28,000,000 shares of common stock, warrants to purchase 28,000,000 shares of common stock at an exercise price of $0.63 per share with a term of five years and warrants to purchase 14,000,000 shares of common stock at an exercise price of $0.53 per share with a term of eighteen months (“July Offering”), which warrant exercise prices are subject to adjustment.

The warrants issued in the July Offering are subject to a “weighted-average” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable warrant exercise prices. In September 2012, as discussed below, the Company issued additional common stock and warrants, resulting in adjustments to the exercise prices of warrants issued in the July Offering. The adjusted exercise prices for the 5-year and 18-month warrants are $0.50 per share and $0.43 per share, respectively.

The Company accounted for the net proceeds of the July Offering by first allocating the $3,380,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity.

September Offering – On September 26, 2012, the Company raised $10,091,000, net of $909,000 of underwriting and issuance costs, through a public offering of units consisting of an aggregate of 27,500,000 shares of common stock and warrants to purchase 27,500,000 shares of common stock at an exercise price of $0.59 per share with a term of three years (“September Offering”). The Company accounted for the net proceeds of the September Offering by first allocating the $1,658,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity.

Private Placement – On December 13, 2011, the Company raised $7,364,000, net of $642,000 of issuance costs, through the issuance of 7,625,000 shares of common stock and warrants to purchase an aggregate of 4,956,250 shares of common stock (“2011 Warrants”). The 2011 Warrants are immediately exercisable and entitle the holders of the 2011 Warrants to purchase up to an aggregate of 4,956,250 shares of the Company’s common stock until December 13, 2016 at an exercise price of $1.50 per share (“2011 Warrant Exercise Price”), which price is subject to adjustment. The 2011 Warrants include both cash and cashless exercise provisions.

The 2011 Warrant Exercise Price is subject to adjustment for stock splits, combinations or similar events, and, in such event, the number of shares issuable upon the exercise of the 2011 Warrants will also be adjusted so that the aggregate 2011 Warrant Exercise Price shall be the same immediately before and immediately after the adjustment. In addition, the 2011 Warrant Exercise Price is also subject to a “weighted-average” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable 2011 Warrant Exercise Price.

The 2011 Warrants require payments to be made by the Company for failure to deliver the shares of common stock issuable upon exercise.

The 2011 Warrants may not be converted if, after giving effect to the conversion, the investor together with its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock. The blocker applicable to the exercise of the 2011 Warrants may be raised or lowered to any other percentage not in excess of 9.99%, except that any increase will only be effective upon 61-days’ prior notice to the Company.

If the Company issues options, convertible securities, warrants, stock, or similar securities to holders of its common stock, each holder of a 2011 Warrant has the right to acquire the same as if the holder had exercised its 2011 Warrant. The 2011 Warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes all of the Company’s obligations under the 2011 Warrants under a written agreement.

The Company accounted for the net proceeds of the private placement by first allocating the fair value of the 2011 warrants to a liability and then recorded the remaining amount to equity.

Registration Rights Agreement – In connection with the sale of the shares of common stock and the 2011 Warrants, the Company entered into a registration rights agreement with all of the investors to file a registration statement on Form S-1 with the Securities and Exchange Commission by December 23, 2011 for the resale by the purchasers of the 7,625,000 shares of common stock and the 4,956,250 shares of common stock issuable upon exercise of the 2011 Warrants issued on December 13, 2011.

Subject to grace periods, the Company is required to keep the registration statement (and the prospectus contained in that registration statement available for use) for resale by the investors on a delayed or continuous basis at then-prevailing market prices at all times until the earlier of (i) the date as of which all of the investors may sell all of the shares of common stock required to be covered by the registration statement without restriction under Rule 144 under the Securities Act (including volume restrictions) and without the need for current public information required by Rule 144(c)(1), if applicable) or (ii) the date on which the investors shall have sold all of the shares of common stock covered by the registration statement.

The Company must pay registration delay payments of 2% of each investor’s initial investment per month if the registration statement ceases to be effective prior to the expiration of deadlines provided for in the registration rights agreement. The initial registration statement became effective by the stated deadline and the Company did not record any liability associated with any registration delay payments under the registration rights agreement.

Convertible Note Warrants – On October 6, 2010, as part of the Initial Notes issuance, the Company issued the Initial 2010 Warrants which were immediately exercisable and entitled the holders of the Initial 2010 Warrants to purchase up to an aggregate of 2,941,178 shares of the Company’s common stock until October 6, 2017 at an original exercise price of $5.95 per share, which price was subject to adjustment. The Initial 2010 Warrants were subsequently exchanged for the 2010 Warrants having substantially the same terms. The 2010 Warrants include both cash and cashless exercise provisions. Upon the Company’s consummation of the private placement on December 13, 2011, the original exercise price of the 2010 Warrants was reduced to $0.45 per share (“2010 Warrant Exercise Price”), which is also subject to adjustment.

The 2010 Warrant Exercise Price is subject to adjustment for stock splits, combinations or similar events, and, in such event, the number of shares issuable upon the exercise of the 2010 Warrants will also be adjusted so that the aggregate 2010 Warrant Exercise Price shall be the same immediately before and immediately after the adjustment. In addition, the 2010 Warrant Exercise Price is also subject to a “full ratchet” anti-dilution adjustment where if the Company issues or is deemed to have issued securities at a price lower than the then applicable 2010 Warrant Exercise Price, the 2010 Warrant Exercise Price will immediately decline to equal the price at which the Company issues or is deemed to have issued its common stock.

If the Company sells or issues any securities with “floating” conversion prices based on the market price of its common stock, a holder of a 2010 Warrant has the right to substitute the “floating” conversion price for the 2010 Warrant Exercise Price upon exercise of all or part the 2010 Warrant.

The 2010 Warrants require payments to be made by the Company for failure to deliver the shares of common stock issuable upon exercise.

The 2010 Warrants may not be converted if, after giving effect to the conversion, the investor together with its affiliates would beneficially own in excess of 4.99% or 9.99% (which percentage has been established at the election of each investor) of the Company’s outstanding shares of common stock. The blocker applicable to the exercise of the 2010 Warrants may be raised or lowered, subject to an advance notice period, to any other percentage not in excess of 9.99%.

If the Company issues options, convertible securities, warrants, stock, or similar securities to holders of its common stock, each holder of a 2010 Warrant has the right to acquire the same as if the holder had exercised its 2010 Warrant. The 2010 Warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity is a publicly traded corporation that assumes all of the Company’s obligations under the 2010 Warrants under a written agreement approved by all of the holders of the 2010 Warrants before the transaction is completed. When there is a transaction involving a permitted change of control, a holder of a 2010 Warrant will have the right to force the Company to repurchase the holder’s 2010 Warrants for a purchase price in cash equal to the Black Scholes value of the then unexercised portion of the 2010 Warrants.

If at any time after the date the Company has initially satisfied certain specified conditions, and (i) its common stock trades at a price equal to or greater than $14.84 per share for 20 trading days in any 30 consecutive trading day period (“Mandatory Exercise Measuring Period”), (ii) the average daily dollar trading volume of the Company’s common stock for each trading day during the Mandatory Exercise Measuring Period exceeds $250,000 per day, and (iii) all such conditions are then satisfied, the Company will have the right to require the holders of the 2010 Warrants to fully exercise all, but not less than all, of the 2010 Warrants (subject to the blocker).

In February 2012, certain holders of the 2010 Warrants exercised their 2010 Warrants with respect to 252,101 shares of common stock on a cashless exercise basis, resulting in 172,269 net shares of common stock issued by the Company.

Accounting for 2011 and 2010 Warrants – The Company has determined that both the 2011 Warrants and the 2010 Warrants did not meet the conditions for classification in stockholders’ equity and as such, the Company has recorded them as a liability at fair value. The Company will revalue them at each reporting period. Accordingly, the Company recorded fair value adjustments quarterly, with total fair value adjustments of $4,451,000 and $1,727,000 for the years ended December 31, 2011 and 2010, respectively, which is largely attributed to warrant term shortening and reduction in the market value of the Company’s common stock. See Note 13 for the Company’s fair value assumptions. As noted above, the exercise price of the 2010 Warrants declined to $0.45 as a result of anti-dilution adjustments due to the Company’s December 2011 equity financing. At that time, the Company recorded an aggregate $1,100,000 expense to fair value adjustments on convertible debt and warrants in its consolidated statements of operations.

Other Warrant Issuances – In March 2008, the Company issued warrants to purchase an aggregate of 439,561 shares of common stock at an exercise price of $49.00 per share, which expire in 2018. In May 2008, the Company issued warrants to purchase an aggregate of 63,189 shares of common stock at an exercise price of $49.00 per share, which expire in 2018.

In May 2008, the Company issued warrants to purchase an aggregate of 428,573 shares of common stock at an exercise price of $49.70 per share, which expire in 2013.

Warrant Summary – The following table summarizes warrant activity for the years ended December 31, 2011 and 2010 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2009	931	$49.00 – 49.70	$49.32
Warrants issued	2,941	$0.45	$0.45
Balance at December 31, 2010	3,872	$0.45 – 49.70	$12.20
Warrants issued	4,956	$1.50	$1.50
Warrants exercised	(2,437)	$0.45	$0.45
Balance at December 31, 2011	6,391	$0.45 – 49.70	$8.39